Business Combination	6 Months Ended
Jun. 30, 2026
Business Combination [Abstract]
Business combination
20.	Business combination

In 2024, the Group invested in Suzhou Tinghaozhu and had ability to exercise significant influence over its financial and operating policies accounting for 30%. In May 2025, the Group further acquired a 35% equity interest in Suzhou Tinghaozhu to achieve control at a cash consideration of RMB500. Upon the completion of the transaction, Suzhou Tinghaozhu became a consolidated subsidiary of the Group.